Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable and Contract Assets	Accounts receivable and contract assets, net is analyzed as follows:
	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable	44,493	276,104
Contract assets (See Note 2(r))	-	1,050,124
Allowance for doubtful accounts	(6,892)	(3,196)
Accounts receivable and contract assets, net	37,601	1,323,032

Schedule of Allowance for Expected Credit Losses	The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:
	2023	2024
	RMB	RMB
Balance at the beginning of the year	6,892	6,892
Current period provision of expected credit losses	-	3,196
Write-offs	-	(6,892)
Balance at the end of the year	6,892	3,196

Schedule of Estimated Useful Lives of Property, Plant and Equipment	Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	3-10	0%-3%
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives	0%

Schedule of Depreciation Expense	The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of operations and comprehensive loss:
	2022	2023	2024
	RMB	RMB	RMB
Operating costs	-	-	392
Selling expenses	3,166	3,026	2,036
General and administrative expenses	2,437	519	5,940
Depreciation expense	5,603	3,545	8,368

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives for the Group’s intangible assets are as follows:
Estimated useful life (Years)
Software and operating system	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Insurance brokerage licenses	20
Trade names	5

Schedule of Disaggregation of Revenue	The following tables show, by timing of revenue recognition, revenue from contracts with customers disaggregated by service lines for the years ended June 30, 2022, 2023 and 2024:
	Year Ended June 30, 2022
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Wealth management and others	97,719	91,022	188,741
Total net revenues	97,719	91,022	188,741
	Year Ended June 30, 2023
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Wealth management and others	51,358	63,082	114,440
Total net revenues	51,358	63,082	114,440
	Year Ended June 30, 2024
	Point in Time	Over Time	Total
	RMB	RMB	RMB
Agency	890,453	9,793	900,246
Life insurance business	827,803	-	827,803
Non-life insurance business	62,650	9,793	72,443
Claims adjusting	222,114	-	222,114
Wealth management and others	22,787	40,179	62,966
Total net revenues	1,135,354	49,972	1,185,326

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	As of June 30, 2023 and 2024, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows
Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	-	-	-	-
Investments - equity security recorded within other current assets	-	-	-	-
Contingent consideration	-	-	-	-

		Fair Value Measurements at Reporting Date Using
Description	As of June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	580,231	-	580,231	-
Investments – equity security recorded within other current assets	13,776	13,776	-	-
Contingent consideration	22,267	-	-	22,267

Schedule of Impact from the adoption of ASU 2016-13	The impact from the adoption of ASU 2016-13 is summarized as follows:
	June 30, 2023	Transition Adjustments	July 1, 2023
	RMB	RMB	RMB
Accounts receivable, net	37,601	-	37,601
Other receivable, net	22,554	(75)	22,479
Other non-current asset	22	(18)	4
Total assets	264,543	(93)	264,450
Retained earnings	(31,498)	(93)	(31,591)

Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Balance Sheets	The following table summarizes the effect of the revisions on the affected line items within the consolidated balance sheets related to funds it held temporarily for the investors and input value-added tax credit:
	June 30, 2023
	As reported	Adjustment	As corrected
Current assets:
Restricted cash	8,258	(8,258)	-
Other current assets	5,112	1,268	6,380
Total current assets	237,995	(6,990)	231,005
Total assets	271,533	(6,990)	264,543
Current liabilities:
Investors’ deposit	8,258	(8,258)	-
Other payables and accrued expenses	1,498	1,268	2,766
Total current liabilities	31,066	(6,990)	24,076
Total liabilities	54,499	(6,990)	47,509
Total equity	217,034	-	217,034

Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Operations and Comprehensive Loss	The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of operations and comprehensive loss related to classification error for commission:
	Year Ended June 30, 2022			Year Ended June 30, 2023
	As reported	Adjustment	As corrected	As reported	Adjustment	As corrected
Operating costs and expenses:
Cost of sales	(33,834)	(21,224)	(55,058)	(16,136)	(4,149)	(20,285)
Selling expenses	(126,743)	21,224	(105,519)	(64,709)	4,149	(60,560)
Total operating costs and expenses	(262,844)	-	(262,844)	(173,244)	-	(173,244)
Loss from operations	(74,103)	-	(74,103)	(58,804)	-	(58,804)
Net loss and net loss attributable to shareholders	(60,667)	-	(60,667)	(43,577)	-	(43,577)

Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Cash Flows	The following table summarizes the effect of the revisions on the affected line items within the consolidated statements of cash flows related to funds it held temporarily for the investors:
	Year Ended June 30, 2022			Year Ended June 30, 2023
	As reported	Adjustment	As corrected	As reported	Adjustment	As corrected
Cash flows from operating activities:
Change in investors’ deposit	46,607	(46,607)	-	(110,538)	110,538	-
Net cash used in operating activities	(9,548)	(46,607)	(56,155)	(135,901)	110,538	(25,363)
Net decrease in cash and cash equivalents, and restricted cash	(20,144)	(46,607)	(66,751)	(140,887)	110,538	(30,349)
Cash and cash equivalents, and restricted cash at beginning of year	332,782	(72,189)	260,593	313,055	(118,796)	194,259
Cash and cash equivalents, and restricted cash at end of year	313,055	(118,796)	194,259	172,728	(8,258)	164,470